Related Parties Transactions	12 Months Ended
Dec. 31, 2025
Related Parties Transactions [Abstract]
Related Parties Transactions

Note 12 - Related Parties Transactions

The following related partied transactions has occurred:

During the years 2023 to 2025, Menachem Shalom, a controlling shareholder and director of the Company, is entitled to receive NIS 35,000 plus VAT per month.

As of December 31, 2025, the Company owes Menachem Shalom NIS 1,498,739 (including accrued interest of NIS 143,112). As of December 31, 2024, the Company owes Menachem Shalom NIS 765,385 (including accrued interest of NIS 65,486). The loan bears an annual interest rate of 5% in 2025 and 2024.

As of December 31, 2025, the Company owes Billio Ltd NIS 1,399,984 (including accrued interest in amount of NIS 168,479). As of December 31, 2024, the Company owes Billio Ltd NIS 1,312,931 (including accrued interest in amount of NIS 99,531). The loan bears an annual interest rate of 5.02% and 5.18% in 2025 and 2024.

As of December 31, 2025, the Company owes Tamarindi Ltd NIS 281,601 (including accrued interest in amount of NIS 40,545). As of December 31, 2024, the Company owes Tamarindi Ltd NIS 267,232 and total interest expense was accrued in the amount of NIS 26,676. The loan bears an annual interest rate of 5.02% and 5.18% in 2025 and 2024.

See also Notes 4 and 7A above.